CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 19,145	120,486	99,707	74,967
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	1,171	7,373	7,995	10,308
Depreciation of property, plant and equipment	2,523	15,880	10,365	9,192
Amortization of intangible assets	700	4,409	3,593	3,525
Amortization of prepaid land lease payments	77	486	378	55
Foreign exchange loss	1,361	8,564	7,340	286
Loss on disposal of equipment	13	80	16	3
Provision for bad debts	990	6,234	353	534
Write-down of inventories	836	5,260	1,271	764
Realized gain on trading securities			(426)	(44)
Deferred tax (benefit) expense	209	1,318	(4,069)	(3,800)
Changes in operating assets and liabilities, net of effect of acquisition:
Bills receivable	364	2,290	(3,497)	(2,007)
Accounts receivable	(6,145)	(38,681)	(12,282)	(2,187)
Inventories	(4,752)	(29,902)	(11,863)	(22,960)
Prepayments and other current assets	(67)	(425)	(1,781)	(2,013)
Amount due from related parties	(799)	(5,028)	19,824	2,542
Deposit for prepaid land lease payments				(21,305)
Other assets, non-current	(41)	(257)
Accounts payable	653	4,109	4,422	(2,921)
Accrued expenses and other liabilities	2,622	16,514	6,679	9,241
Income tax payable	472	2,970	(196)	(1,707)
Deferred revenue	(46)	(289)	(136)	(68)
Uncertain tax positions	(605)	(3,807)	(5,141)	(2,481)
Amount due to related parties	(461)	(2,903)	(1,259)	(374)
Deferred government grants	143	898	(2,321)	7,832
Net cash generated from operating activities	18,363	115,579	118,972	57,382
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(1,236)	(7,778)	(56,403)
Purchase of long-term investment	(4,208)	(26,486)
Acquisition of property, plant and equipment	(25,082)	(157,865)	(58,918)	(13,364)
Purchase of short-term investments	(12,259)	(77,155)	(266,247)	(29,000)
Proceeds from disposal of short-term investments	42,371	266,673	27,044	9,000
Proceeds from disposal of property, plant and equipment	50	316
Net cash used in investing activities	(364)	(2,295)	(354,524)	(33,364)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series B-1 contingently redeemable convertible preferred shares, net of paid issuance costs				13,185
Proceeds from the initial public offering			386,002
Proceeds from exercise of share options	2,118	13,324
Capital injection from a non-controlling shareholder	159	1,000
Net cash generated from financing activities	2,277	14,324	386,002	13,185
Effect of exchange rate changes on cash and cash equivalents	(1,588)	(9,992)	(10,541)	(315)
Net increase in cash and cash equivalents	18,688	117,616	139,909	36,888
Cash and cash equivalents at beginning of year	41,703	262,476	122,567	85,679
Cash and cash equivalents at end of year	60,391	380,092	262,476	122,567
Supplemental cash flow information:
Income taxes paid	3,662	23,048	16,567	20,372
Supplemental disclosure non-cash activities:
Acquisition of property, plant and equipment through utilization of deposits	1,680	10,576		1,986
Acquisition of a subsidiary through utilization of deposit	3,527	22,200
Prepaid land lease payments through utilization of deposits			21,305